New accounting pronouncements not yet adopted by the Company	12 Months Ended
Mar. 31, 2020
Text block [abstract]
New accounting pronouncements not yet adopted by the Company
3. New accounting pronouncements not yet adopted by the Company
Certain new standards, interpretations and amendments to existing standards have been published that are mandatory for the Company’s accounting periods beginning on or after April 1, 2020 or later periods. Those which are considered to be relevant to the Company’s operations are set out below.

i.
In September 2019, the IASB published “Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)” in response to the potential effects the interbank offered rate (“IBOR”) reforms could have on financial reporting. The amendments:

•
modify specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform;

•	are mandatory for all hedging relationships that are directly affected by the interest rate benchmark reform;

•
are not intended to provide relief from any other consequences arising from interest rate benchmark reform (if a hedging relationship no longer meets the requirements for hedge accounting for reasons other than those specified by the amendments, discontinuation of hedge accounting is required); and

•	require specific disclosures about the extent to which the entities’ hedging relationships are affected by the amendments.
The amendments are effective for annual reporting periods beginning on or after January 1, 2020 and must be applied retrospectively. Early application is permitted.
The Company expects no material impact on its consolidated financial statements.

ii.	In October 2018, the IASB issued amendments to IFRS 3 “ Business Combinations ” regarding the definition of a “Business.” The amendments:

•
clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.
The above amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.
The Company expects no material impact of these amendments on its consolidated financial statements.

iii.
In October 2018, the IASB issued amendments to IAS 1 “
Presentation of Financial Statements
” (“IAS 1”) and IAS 8 “
Accounting Policies, Changes in Accounting Estimates and Errors
” (“IAS 8”) which revised the definition of “Material.” Three aspects of the new definition should especially be noted, as described below:

•
Obscuring
. The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A);

•
Could reasonably be expected to influence
. The existing definition referred to “could influence” which the Board felt might be understood as requiring too much information as almost anything “could influence” the decisions of some users even if the possibility is remote;

•
Primary users
. The existing definition referred only to “users” which again the Board feared might be understood too broadly as requiring them to consider all possible users of financial statements when deciding what information to disclose.

The amendments highlight five ways in which material information can be obscured:

•	if the language regarding a material item, transaction or other event is vague or unclear;

•	if information regarding a material item, transaction or other event is scattered in different places in the financial statements;

•	if dissimilar items, transactions or other events are inappropriately aggregated;

•	if similar items, transactions or other events are inappropriately disaggregated; and

•	if material information is hidden by immaterial information to the extent that it becomes unclear what information is material.
The new definition of “material” and the accompanying explanatory paragraphs are contained in IAS 1. The definition of material in IAS 8 has been replaced with a reference to IAS 1. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.
The Company expects no material impact of these amendments on its consolidated financial statements.

iv.	In January 2020, the IASB issued amendments to IAS 1 “ Presentation of Financial Statements ” (“IAS 1”) which clarifying the presentation of liabilities in the statement of financial position.
These clarifications include:

•
the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

•	the classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

•	that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted.
The Company expects no material impact of these amendments on its consolidated financial statements.